share-based compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
share-based compensation
Employee benefits expense	$ 173	$ 147
Associated operating cash outflows	(146)	(149)
Statement of cash flows adjustment	27	(2)
Income tax benefit arising from share-based compensation	43	39
Restricted share units
share-based compensation
Employee benefits expense	131	107
Associated operating cash outflows	(109)	(112)
Statement of cash flows adjustment	22	(5)
Cash inflows from cash-settled equity forward agreements	4	13
Employee share purchase plan
share-based compensation
Employee benefits expense	33	37
Associated operating cash outflows	(33)	(37)
Share option awards
share-based compensation
Employee benefits expense	9	3
Associated operating cash outflows	(4)
Statement of cash flows adjustment	$ 5	$ 3